Operating profit (Tables)	12 Months Ended
Dec. 31, 2024
Operating profit
Schedule of other operating income and expense

	2024	2023	2022
	$m	$m	$m
Royalty income	103	107	59
Gains on disposal of intangible assets	64	251	104
Net (losses)/gains on disposal of other non-current assets	(4)	41	112
Update to the contractual relationships for Beyfortus	–	712	–
Other income[1]	210	393	439
Other expense	(121)	(164)	(200)
Other operating income and expense	252	1,340	514

1	Other income in 2024 includes $nil of income from Allergan Plc. in respect of the development of brazikumab (2023: $75m; 2022: $138m).

Schedule of restructuring costs

	2024	2023	2022
	$m	$m	$m
Cost of sales	569	109	266
Distribution expense	–	–	2
Research and development expense	275	212	111
Selling, general and administrative expense	312	207	405
Other operating income and expense	(2)	(61)	(67)
Total charge	1,154	467	717

	2024	2023	2022
	$m	$m	$m
Severance costs	213	57	187
Accelerated depreciation and impairment charges	64	68	135
Other[1]	877	342	395
Total charge	1,154	467	717

1	Other costs are those incurred in designing and implementing the Group’s various restructuring initiatives. In 2024, Other costs included $480m for inventory and related product provisions related to Andexxa following the decision to cease promotional activities. Other costs also include the costs of integrating systems, structure and processes as part of the PAAGR, costs relating to the Alexion acquisition, internal project costs and external service fees.

Schedule of net gains and losses on financial instruments included within operating profit

	2024	2023	2022
	$m	$m	$m
(Losses)/gains on forward foreign exchange contracts	(81)	42	150
Losses on receivables and payables	(143)	(260)	(203)
Total	(224)	(218)	(53)